UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2011


[LOGO OF USAA]
    USAA(R)






                                   [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST]

 ===========================================

       SEMIANNUAL REPORT
       USAA TREASURY MONEY MARKET TRUST(R)
       NOVEMBER 30, 2011

 ===========================================

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

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PRESIDENT'S MESSAGE

"IN MY OPINION, THE MARKET TURMOIL IS LIKELY
TO CONTINUE FOR SOME TIME."                        [PHOTO OF DANIEL S. McNAMARA]

--------------------------------------------------------------------------------

DECEMBER 2011

The financial markets were volatile during the reporting period as investor sentiment shifted, sometimes daily, between fear and hope. Although Europe's debt problems dominated attention, investors were also concerned about the U.S. economic recovery and signs that it was losing momentum.

Indeed, the economic news was mixed during the reporting period with positive surprises sometimes coming hard on the heels of disappointing data. Consumer spending declined in October as Americans continued to repair their personal balance sheets but it set records on Black Friday, the traditional start to the holiday shopping season. Consumer confidence improved, though employment and the housing market remained weak. The decline in the unemployment rate during the reporting period was widely believed to be the result of discouraged workers leaving the labor force. Third-quarter U.S. gross domestic product growth was revised downward from 2.5% to 2.0% and yet the economy continued to grow, supporting our view that a double dip recession remains unlikely.

Meanwhile, the bi-partisan "super committee" failed to reach a consensus on cutting the U.S. budget deficit. As many of you may remember, the Congressional super committee was established with much fanfare as part of the compromise agreement to raise the U.S. debt ceiling. Shortly afterwards, a major credit rating agency downgraded U.S. government debt from AAA to a still very strong AA+. The failure of the super committee means that $1.2 trillion in spending cuts, including a large reduction in military spending, will automatically take effect in 2013 unless Congress enacts legislation to reverse some or all of them.

The financial markets paid little heed of the super committee's lack of progress, focusing instead on the European Union's (EU) long-running sovereign debt crisis and the EU's often-promised, yet-to-be-delivered solution. Some EU nations are struggling with large debt burdens, in both the public and private sectors, and growing unrest over austerity measures which were meant to solve the problem. The EU's debt problems, which were once confined to the weaker peripheral countries, have begun to spread to the larger, core economies. Italy, one of the EU's largest economies, showed signs of strain during the reporting period.

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

================================================================================

Yields remained low during the reporting period. In fact, the prices of longer-term Treasury bonds went up and yields, which move in the opposite direction of prices, declined in response to strong safe-haven demand and the Fed's "Operation Twist." Stocks and riskier asset classes were volatile, trending steadily downward until October when the stock market made up significant ground, ending the reporting period with modest losses. Meanwhile, long-term municipal bonds performed strongly.

In my opinion, the market turmoil is likely to continue for some time. That's why it's more important than ever to maintain a long-term perspective, resist the urge to pursue day-to-day market swings, and base investment decisions on one's time horizon, risk tolerance, and financial objectives. I believe shareholders should focus on:

  o Quality. Investors may find value among large-cap, dividend-paying companies, which have strong balance sheets and are generally leaders in their industry.
  o Growth. Despite a weak global economy, we believe the emerging markets offer growth potential for investors with a long-term investment horizon.
  o Income. High-yield bonds and tax-exempt bonds offer income opportunities that can potentially offset equity volatility.
  o Inflation Protection. Although inflation is not a pressing concern at the time of this writing, investors might want to consider adding inflation protection, such as precious metals, to their portfolios.

From all of us here at USAA Investment Management Company, thank you for your continued investment in our family of mutual funds. We appreciate your confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

As interest rates rise, existing bond prices fall.

All equity investments entail risk, including possible loss of principal, and individual stocks may be more volatile than other investments and provide less income.

Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           4

SHAREHOLDER VOTING RESULTS                                                    8

FINANCIAL INFORMATION

  Portfolio of Investments                                                    9

  Notes to Portfolio of Investments                                          10

  Financial Statements                                                       11

  Notes to Financial Statements                                              14

EXPENSE EXAMPLE                                                              22

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA TREASURY MONEY MARKET TRUST (THE FUND) HAS AN INVESTMENT OBJECTIVE OF PROVIDING INVESTORS MAXIMUM CURRENT INCOME WHILE MAINTAINING THE HIGHEST DEGREE OF SAFETY AND LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests principally in U.S. government securities with maturities of 397 days or less; normally at least 80% of the Fund's investments will be in U.S. Treasury bills, notes, and bonds, and repurchase agreements collateralized by these instruments.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Investment Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA TREASURY MONEY MARKET TRUST (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    For the six-month period ended November 30, 2011, the Fund had a total return of 0.00%. This compares to an average return of 0.00% for similar Treasury and repurchase agreement (repo) money market funds tracked by iMoneyNet, Inc. As of November 30, 2011, the Fund's seven-day yield was 0.00%.

o WHY DID THE FUND AND ITS PEER GROUP PROVIDE NEAR-ZERO RETURNS FOR THE REPORTING PERIOD?

    The Federal Reserve (the Fed) maintained its accommodative monetary policy, which was unchanged from the previous reporting period, and continued to hold federal funds target rate between 0% and 0.25%. As a result, the low interest rate environment for short-term investment securities persisted throughout the reporting period and yields on money market mutual funds remained at or near zero levels. Volatility in the financial markets during the reporting period subdued investors' appetite for riskier assets. Uncertainty surrounding Europe's sovereign debt crisis, an unemployment rate hovering stubbornly near 9.0%,

    Refer to page 5 for the iMoneyNet, Inc. definition.

    Past performance is no guarantee of future results.

================================================================================

2  | USAA TREASURY MONEY MARKET TRUST

================================================================================

    and continued weakness in the housing sector generally overshadowed signs of improvement in the U.S. economy.

o   HOW DID YOU INVEST IN THIS EXTRAORDINARY LOW-RATE ENVIRONMENT?

    In keeping with our investment approach, the Fund invested in maturities of 397 days or less that were backed by the full faith and credit of the U.S. Government. Yields remained exceptionally low during the reporting period, so extending the weighted-average maturity of portfolio investments, in our opinion, provided little relative value and we favored investments in short-term repurchase agreements.

o   WHAT IS YOUR OUTLOOK?

    The Fed has stated it expects to keep interest rates low until sometime in early 2013. We believe the U.S. economy will continue to grow slowly in the near term. In our opinion, sluggish economic growth will continue to suppress overall consumer spending, and until economic signals indicate otherwise, we are likely to keep the weighted-average maturity of the portfolio's investments relatively short. As always, we will continue to seek maximum current income while maintaining the safety and liquidity of your Fund.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

INVESTMENT OVERVIEW

USAA TREASURY MONEY MARKET TRUST (Ticker Symbol: UATXX)


--------------------------------------------------------------------------------
                                          11/30/11                    5/31/11
--------------------------------------------------------------------------------

Net Assets                             $162.2 Million             $159.2 Million
Net Asset Value Per Share                  $1.00                      $1.00
Dollar-Weighted Average
Portfolio Maturity                         1 Days                    12 Days


--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 11/30/11
--------------------------------------------------------------------------------
  5/31/11 to 11/30/11*      1 Year      5 Years      10 Years      7-Day Yield

         0.00%              0.00%        1.23%         1.61%          0.00%


--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 12/31/11
--------------------------------------------------------------------------------
  1 Year               5 Years              10 Years               7-Day Yield

  0.00%                 1.23%                 1.61%                   0.00%


--------------------------------------------------------------------------------
                          EXPENSE RATIO** AS OF 5/31/11
--------------------------------------------------------------------------------

                                       0.48%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

4  | USAA TREASURY MONEY MARKET TRUST

================================================================================

                          o  7-DAY YIELD COMPARISON  o

                        [CHART OF 7-DAY YIELD COMPARISON]

                     USAA TREASURY MONEY
                        MARKET TRUST                     iMONEYNET AVERAGE
11/30/2010                  0.00%                               0.01%
12/28/2011                  0.00                                0.01
 1/25/2011                  0.00                                0.01
 2/22/2011                  0.00                                0.01
 3/29/2011                  0.00                                0.01
 4/26/2011                  0.00                                0.01
 5/31/2011                  0.00                                0.01
 6/28/2011                  0.00                                0.00
 7/26/2011                  0.00                                0.00
 8/30/2011                  0.00                                0.00
 9/27/2011                  0.00                                0.00
10/25/2011                  0.00                                0.00
11/29/2011                  0.00                                0.01

                                   [END CHART]

      Data represent the last Tuesday of each month. Ending date 11/29/11.

The graph tracks the Fund's seven-day yield against the iMoneyNet, Inc. average for all retail money market funds that hold U.S. Treasuries and repos backed by the U.S. Treasury and all retail money funds that hold 100% in U.S. Treasuries. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                     o  CUMULATIVE PERFORMANCE OF $10,000  o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                    USAA TREASURY MONEY
                                        MARKET TRUST
11/30/01                                $10,000.00
12/31/01                                 10,012.82
01/31/02                                 10,024.88
02/28/02                                 10,036.22
03/31/02                                 10,047.88
04/30/02                                 10,059.43
05/31/02                                 10,070.67
06/30/02                                 10,081.52
07/31/02                                 10,093.47
08/31/02                                 10,106.02
09/30/02                                 10,116.56
10/31/02                                 10,128.21
11/30/02                                 10,137.51
12/31/02                                 10,146.02
01/31/03                                 10,154.59
02/28/03                                 10,161.94
03/31/03                                 10,169.39
04/30/03                                 10,176.99
05/31/03                                 10,184.85
06/30/03                                 10,191.26
07/31/03                                 10,196.80
08/31/03                                 10,202.44
09/30/03                                 10,207.43
10/31/03                                 10,213.38
11/30/03                                 10,218.40
12/31/03                                 10,224.12
01/31/04                                 10,229.52
02/29/04                                 10,234.20
03/31/04                                 10,239.29
04/30/04                                 10,244.57
05/31/04                                 10,249.09
06/30/04                                 10,254.18
07/31/04                                 10,261.49
08/31/04                                 10,269.49
09/30/04                                 10,278.73
10/31/04                                 10,290.10
11/30/04                                 10,302.20
12/31/04                                 10,316.76
01/31/05                                 10,330.95
02/28/05                                 10,346.33
03/31/05                                 10,364.60
04/30/05                                 10,384.58
05/31/05                                 10,406.25
06/30/05                                 10,428.01
07/31/05                                 10,452.61
08/31/05                                 10,479.15
09/30/05                                 10,507.68
10/31/05                                 10,535.16
11/30/05                                 10,565.50
12/31/05                                 10,600.12
01/31/06                                 10,631.80
02/28/06                                 10,664.35
03/31/06                                 10,703.35
04/30/06                                 10,737.85
05/31/06                                 10,777.38
06/30/06                                 10,819.42
07/31/06                                 10,859.76
08/31/06                                 10,903.43
09/30/06                                 10,947.44
10/31/06                                 10,990.29
11/30/06                                 11,033.28
12/31/06                                 11,080.51
01/31/07                                 11,122.37
02/28/07                                 11,162.91
03/31/07                                 11,209.68
04/30/07                                 11,252.28
05/31/07                                 11,297.64
06/30/07                                 11,342.37
07/31/07                                 11,386.66
08/31/07                                 11,432.28
09/30/07                                 11,468.86
10/31/07                                 11,509.63
11/30/07                                 11,546.91
12/31/07                                 11,575.74
01/31/08                                 11,602.93
02/29/08                                 11,623.83
03/31/08                                 11,639.62
04/30/08                                 11,656.16
05/31/08                                 11,672.72
06/30/08                                 11,686.92
07/31/08                                 11,701.83
08/31/08                                 11,717.62
09/30/08                                 11,727.59
10/31/08                                 11,729.36
11/30/08                                 11,730.48
12/31/08                                 11,730.61
01/31/09                                 11,730.61
02/28/09                                 11,730.62
03/31/09                                 11,730.62
04/30/09                                 11,730.63
05/31/09                                 11,730.63
06/30/09                                 11,730.64
07/31/09                                 11,730.64
08/31/09                                 11,730.65
09/30/09                                 11,730.65
10/31/09                                 11,730.66
11/30/09                                 11,730.67
12/31/09                                 11,730.67
01/31/10                                 11,730.68
02/28/10                                 11,730.69
03/31/10                                 11,730.69
04/30/10                                 11,730.70
05/31/10                                 11,730.71
06/30/10                                 11,730.71
07/31/10                                 11,730.72
08/31/10                                 11,730.73
09/30/10                                 11,730.74
10/31/10                                 11,730.74
11/30/10                                 11,730.75
12/31/10                                 11,730.76
01/31/11                                 11,730.76
02/28/11                                 11,730.77
03/31/11                                 11,730.78
04/30/11                                 11,730.78
05/31/11                                 11,730.79
06/30/11                                 11,730.80
07/31/11                                 11,730.80
08/31/11                                 11,730.81
09/30/11                                 11,730.82
10/31/11                                 11,730.83
11/30/11                                 11,730.84

                                   [END CHART]

                         Data from 11/30/01 to 11/30/11.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Treasury Money Market Trust.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview page.

================================================================================

6  | USAA TREASURY MONEY MARKET TRUST

================================================================================

                      o  ASSET ALLOCATION -- 11/30/2011  o

                         [PIE CHART OF ASSET ALLOCATION]

REPURCHASE AGREEMENTS                                             100.4%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. All proposals were approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                  FOR                   VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                     6,660,811,393                63,843,596
Daniel S. McNamara                   6,665,041,690                59,613,299
Robert L. Mason, Ph.D.               6,673,454,396                51,200,593
Michael F. Reimherr                  6,655,017,938                69,637,051
Paul L. McNamara                     6,652,482,258                72,172,731
Barbara B. Ostdiek, Ph.D.            6,650,120,137                74,534,852

================================================================================

8  | USAA TREASURY MONEY MARKET TRUST

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                 VALUE
(000)       SECURITY                                                                   (000)
--------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (100.4%)
$10,000     Bank of America Securities, 0.08%, acquired
              11/30/2011 and due on 12/01/2011 at $10,000
              (collateralized by $9,557 of U.S. Treasury, 2.38%(a),
              due 2/28/2015; market value $10,200)                                  $ 10,000
 32,000     Barclays Bank plc, 0.10%, acquired 11/30/2011
              and due on 12/01/2011 at $32,000 (collateralized by
              $21,437 of U.S. Treasury, 7.25%(a), due 8/15/2022;
              market value $32,640)                                                   32,000
 43,000     Credit Suisse First Boston, LLC, 0.10%, acquired
              11/30/2011 and due on 12/01/2011 at $43,000
              (collateralized by $31,445 of U.S. Treasury, 5.00%(a),
              due 5/15/2037; market value $43,862)                                    43,000
 29,000     Credit Suisse First Boston, LLC, 0.11%, acquired
              11/30/2011 and due on 12/01/2011 at $29,000
              (collateralized by $28,410 of Government National
              Mortgage Assn. II(b), 4.00%, due 8/20/2041;
              market value $29,583)                                                   29,000
 48,892     Deutsche Bank Securities, 0.09%, acquired
              11/30/2011 and due on 12/01/2011 at $48,892
              (collateralized by $42,574 of U.S. Treasury, 3.75%(a),
              due 8/15/2041; market value $49,870)                                    48,892
                                                                                    --------
            Total Repurchase Agreements (cost: $162,892)                             162,892
                                                                                    --------

            TOTAL INVESTMENTS (COST: $162,892)                                      $162,892
                                                                                    ========

--------------------------------------------------------------------------------------------
($ IN 000s)                              VALUATION HIERARCHY
--------------------------------------------------------------------------------------------
                                   (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                               QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                           IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                  FOR IDENTICAL ASSETS              INPUTS          INPUTS       TOTAL
--------------------------------------------------------------------------------------------
Repurchase Agreements                     $-            $162,892              $-    $162,892
--------------------------------------------------------------------------------------------
TOTAL                                     $-            $162,892              $-    $162,892
--------------------------------------------------------------------------------------------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The cost of securities at November 30, 2011, for federal income tax purposes, was approximately the same as that reported in the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.

    (b) Mortage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. Government.

See accompanying notes to financial statements.

================================================================================

10  | USAA TREASURY MONEY MARKET TRUST

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investment in repurchase agreements (cost approximates market value)  $162,892
  Receivables:
    Capital shares sold                                                      112
    USAA Investment Management Company (Note 4C)                               6
                                                                        --------
      Total assets                                                       163,010
                                                                        --------
LIABILITIES
  Payables:
    Capital shares redeemed                                                  782
  Accrued management fees                                                     17
  Other accrued expenses and payables                                         46
                                                                        --------
      Total liabilities                                                      845
                                                                        --------
        Net assets applicable to capital shares outstanding             $162,165
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $162,165
                                                                        ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                             162,165
                                                                        ========
  Net asset value, redemption price, and offering price per share       $   1.00
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                          $  46
                                                                           -----
EXPENSES
  Management fees                                                            103
  Administration and servicing fees                                           83
  Transfer agent's fees                                                      103
  Custody and accounting fees                                                 33
  Postage                                                                      7
  Shareholder reporting fees                                                  11
  Trustees' fees                                                               7
  Registration fees                                                           21
  Professional fees                                                           32
  Other                                                                        9
                                                                           -----
    Total expenses                                                           409
  Expenses reimbursed                                                       (364)
                                                                           -----
    Net expenses                                                              45
                                                                           -----
NET INVESTMENT INCOME                                                      $   1
                                                                           =====

See accompanying notes to financial statements.

================================================================================

12  | USAA TREASURY MONEY MARKET TRUST

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2011 (unaudited), and year ended
May 31, 2011

--------------------------------------------------------------------------------

                                                  11/30/2011           5/31/2011
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                             $      1           $       1
                                                    ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                   (1)                 (1)
                                                    ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                           80,503             101,672
  Reinvested dividends                                     2                   1
  Cost of shares redeemed                            (77,534)           (114,237)
                                                    ----------------------------
    Increase (decrease) in net assets from
      capital share transactions                       2,971             (12,564)
                                                    ----------------------------
  Net increase (decrease) in net assets                2,971             (12,564)
NET ASSETS
  Beginning of period                                159,194             171,758
                                                    ----------------------------
  End of period                                     $162,165           $ 159,194
                                                    ----------------------------
CHANGE IN SHARES OUTSTANDING
  Shares sold                                         80,503             101,672
  Shares issued for dividends reinvested                   2                   1
  Shares redeemed                                    (77,534)           (114,237)
                                                    ----------------------------
    Increase (decrease) in shares outstanding          2,971             (12,564)
                                                    ============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Treasury Money Market Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide maximum current income while maintaining the highest degree of safety and liquidity.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is scheduled to occur on or about January 1, 2012, contingent upon appropriate regulatory approvals.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

14  | USAA TREASURY MONEY MARKET TRUST

================================================================================

    3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

    companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

================================================================================

16  | USAA TREASURY MONEY MARKET TRUST

================================================================================

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2011, the Fund paid CAPCO facility fees of less than $500, which represents 0.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2011.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2012, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended November 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2011, the Fund incurred management fees, paid or payable to the Manager, of $103,000.

================================================================================

18  | USAA TREASURY MONEY MARKET TRUST

================================================================================

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended November 30, 2011, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $83,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2011, the Fund reimbursed the Manager $2,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the six-month period ended November 30, 2011, the Fund incurred reimbursable expenses of $364,000, of which $6,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2011, the Fund incurred transfer agent's fees, paid or payable to SAS, of $103,000.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

    Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

================================================================================

20  | USAA TREASURY MONEY MARKET TRUST

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                NOVEMBER 30,                              YEAR ENDED MAY 31,
                                ---------------------------------------------------------------------------------------
                                    2011             2011             2010                 2009         2008       2007
                                ---------------------------------------------------------------------------------------
Net asset value at
  beginning of period           $   1.00         $   1.00         $   1.00             $   1.00     $   1.00   $   1.00
                                ---------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .00(a)           .00(a)           .00(a)               .01          .03        .05
Less distributions from:
  Net investment income              .00(a)           .00(a)           .00(a)              (.01)        (.03)      (.05)
                                ---------------------------------------------------------------------------------------
Net asset value at
  end of period                 $   1.00         $   1.00         $   1.00             $   1.00     $   1.00   $   1.00
                                =======================================================================================
Total return (%)*                    .00(b),(c)       .00(b),(c)       .00(b),(c),(d)       .50(b)      3.32       4.83
Net assets at end
  of period (000)               $162,165         $159,194         $171,758             $227,170     $219,467   $190,172
Ratios to average
  net assets:**
  Expenses (%)(e)                    .05(b),(f)       .16(b)           .14(b),(d)           .31(b)       .43        .48
  Expenses, excluding
    reimbursements (%)               .49(b),(f)       .48(b)           .45(b),(d)           .44(b)       .43        .48
  Net investment income (%)          .00(c)           .00(c)           .00(c)               .46         3.21       4.72

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2011, average net assets were $165,926,000.
(a)  Represents less than $0.01 per share.
(b) Effective December 1, 2008, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(c)  Represents less than 0.01%.
(d) For the year ended May 31, 2010, SAS reimbursed the Fund $8,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(e) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

EXPENSE EXAMPLE

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2011, through November 30, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

22  | USAA TREASURY MONEY MARKET TRUST

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                    BEGINNING             ENDING             DURING PERIOD*
                                  ACCOUNT VALUE        ACCOUNT VALUE         JUNE 1, 2011 -
                                   JUNE 1, 2011      NOVEMBER 30, 2011      NOVEMBER 30, 2011
                                  -----------------------------------------------------------
Actual                              $1,000.00            $1,000.01                $0.25

Hypothetical
 (5% return before expenses)         1,000.00             1,024.75                 0.25

* Expenses are equal to the Fund's annualized expense ratio of 0.05%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.00% for the six-month period of June
  1, 2011, through November 30, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  23

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)
    ============================================================================
    23416-0112                               (C)2012, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






















                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2011

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      01/27/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     01/30/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/30/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.